Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40974
Entity Registrant Name	GLOBALFOUNDRIES Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	400 Stonebreak Road Extension
Entity Address, City or Town	Malta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12020
Title of 12(b) Security	Ordinary shares, par value US$0.02 per share
Trading Symbol	GFS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	553,548,190
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001709048
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	400 Stonebreak Road Extension
Entity Address, City or Town	Malta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12020
City Area Code	(518)
Local Phone Number	305-9013
Contact Personnel Name	John Hollister
Contact Personnel Email Address	ir@gf.com